Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Accumulated Loss) [Member]	Total
Balance at Dec. 31, 2018	$ 30,273	$ (1,140)	$ 3,345	$ (210,914)	$ (178,436)
Income (loss) for the year				373,939	373,939
Foreign currency translation gain/loss			(3,256)		(3,256)
Balance at Dec. 31, 2019	30,273	(1,140)	89	163,025	192,247
Income (loss) for the year				(240,580)	(240,580)
Foreign currency translation gain/loss			23,662		23,662
Balance at Dec. 31, 2020	$ 30,273	$ (1,140)	$ 23,751	$ (77,555)	$ (24,671)